Loans and Borrowings - Terms and Debt Repayment Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Lease liabilities, Original Currency	USD/MYR/SAR/THB/BND
Lease liabilities	$ 6,441	$ 7,283
Bottom of Range
Disclosure of detailed information about borrowings [line items]
Lease liabilities, Year of Maturity	2027
Lease liabilities, Interest rate	284.00%
Top of Range
Disclosure of detailed information about borrowings [line items]
Lease liabilities, Year of Maturity	2040
Lease liabilities, Interest rate	800.00%